3. Initial Public Offering and Private Placement (Details Narrative)	5 Months Ended
Oct. 10, 2017 USD ($) shares
Sponsor [Member]
Issuance of common stock to Sponsor, shares	445,000
Proceeds from sale of units | $	$ 4,450,000
IPO and Over-Allotment [Member]
Units sold	13,800,000
Description of each unit offering	Each Placement Unit consists of one share of common stock, one right, and one warrant to purchase one share of the common stock.